PRIVATE PLACEMENT (Details) - Churchill Capital Corp IV - USD ($)		8 Months Ended
	Aug. 03, 2020	Dec. 31, 2020
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Sale of 42,850,000 private placement warrants		$ 42,850,000
Private Placement
Number Of warrants issued		42,850,000
Class of warrant or right, exercise price of warrants or rights		$ 1.00
Sale of 42,850,000 private placement warrants	$ 42,850,000	$ 42,850,000